CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details 2)	1 Months Ended
Dec. 31, 2010
Class A ordinary shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued upon conversion of convertible preferred shares	895,261,758
Class B ordinary shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued upon conversion of convertible preferred shares	294,761,207